UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Prime Rate Trust

The schedules are not audited.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 142.3%
	Aerospace & Defense: 0.7%
5,642,478	Transdigm, Inc., Term Loan F (Rolled), 3.934%, 06/15/23	$5,657,994	0.7

	Automotive: 5.3%
1,970,000	BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,971,822	0.2
2,947,500	Dealer Tire, LLC, Term Loan B, 4.750%, 12/22/21	2,982,502	0.3
3,176,874	Dynacast International LLC,First Lien Term Loan, 4.500%, 01/15/22	3,190,772	0.4
2,075,933	Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	2,021,440	0.2
1,477,215	Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	1,339,957	0.2
11,589,737	Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	11,527,767	1.4
2,487,500	KAR Auction Services, Inc., Term Loan B-3, 4.434%, 03/09/23	2,518,982	0.3
1,649,363	Key Safety Systems, Inc., First Lien Term Loan, 5.500%, 08/29/21	1,657,610	0.2
EUR 1,234,375	Metaldyne Performance Group, Term Loan B EUR, 3.750%, 10/20/21	1,319,291	0.1
5,847,020	Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	5,868,946	0.7
3,036,831	NN, Inc., Upsized Term Loan B, 5.184%, 10/19/22	3,042,525	0.4
4,579,573	Service King, Upsized Term Loan B, 4.500%, 08/18/21	4,616,782	0.5
3,390,750	TI Group Automotive Systems, L.L.C.,Term Loan B, 4.500%, 06/30/22	3,414,061	0.4
		45,472,457	5.3

	Beverage & Tobacco: 0.3%
EUR 1,060,557	Jacobs Douwe Egberts, Term Loan B-1 EUR, 3.184%, 07/02/22	1,138,848	0.1
1,576,384	Jacobs Douwe Egberts, Term Loan B-1 USD, 3.434%, 07/02/22	1,579,340	0.2
		2,718,188	0.3

	Building & Development: 2.9%
2,435,000	American Builders & Contractors Supply Co., Inc., Term Loan B, 3.684%, 10/13/23	2,448,013	0.3
4,210,195	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/28/21	4,229,456	0.5

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
4,400,000		Forterra Finance, LLC, First Lien Term Loan, 7.066%, 10/31/23	4,409,165	0.5
1,925,000		Henry Company LLC, Term Loan B, 5.500%, 10/05/23	1,938,235	0.3
1,755,448		Minimax Viking GmbH, Term Loan B1 Facility, 4.000%, 08/16/20	1,768,614	0.2
2,774,646		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,780,542	0.3
3,950,000	(1)	Quikrete Holdings, Term Loan B, 4.184%, 11/15/23	3,971,725	0.5
859,375		Ventia Service (fka Leighton), Upsized Term Loan B, 5.000%, 05/21/22	869,043	0.1
1,895,250		Zekelman Industries, Inc. (fka JMC Steel), Term Loan B, 6.000%, 06/14/21	1,904,726	0.2
			24,319,519	2.9

		Business Equipment & Services: 10.7%
5,277,531		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	5,022,452	0.6
10,039,652		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	9,970,630	1.2
2,900,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 7.500%, 07/25/22	2,750,166	0.3
7,137,937		AlixPartners LLP, Term Loan B, 4.000%, 07/28/22	7,170,650	0.8
1,940,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	1,942,425	0.2
1,481,250		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,434,961	0.2
7,347,522		Coinmach Service Corp., Upsized Term Loan, 4.250%, 11/14/19	7,286,677	0.9
1,825,000		Document Technologies, Inc., Term Loan B, 6.250%, 10/01/23	1,805,609	0.2
2,297,248		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	2,287,675	0.3
1,631,261		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,582,324	0.2
3,690,959		First Data Corporation, Term Loan 2021 USD, 3.934%, 03/24/21	3,710,182	0.4
3,568,547		First Data Corporation, Term Loan July 2022 Add-On, 4.684%, 07/08/22	3,588,374	0.4
EUR 1,482,447		Foncia Groupe SAS, Term Loan B, 5.184%, 07/28/23	1,590,811	0.2
EUR 1,300,000		ION Trading Technologies Limited, Tranche B-1 Euro Term Loan, 4.250%, 07/31/23	1,392,349	0.2
3,063,451		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,894,961	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
1,976,440	iQor, Second Lien Term Loan, 9.750%, 04/01/22	1,591,034	0.2
4,933,956	KinderCare Education, LLC (fka Knowledge Universe Education, LLC), Incremental First Lien Term Loan, 5.250%, 08/13/22	4,975,071	0.6
2,846,703	Learning Care Group, Term Loan, 5.000%, 05/05/21	2,882,287	0.3
3,316,532	Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	3,327,586	0.4
2,000,000	Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	1,995,000	0.2
2,548,000	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,051,140	0.2
2,238,750	Solera Management, USD Term Loan B, 5.750%, 03/03/23	2,263,781	0.3
4,698,156	SourceHOV, First Lien Term Loan, 7.750%, 10/31/19	4,185,028	0.5
2,300,000	SourceHOV, Second Lien Term Loan, 11.500%, 04/30/20	1,504,584	0.2
4,292,496	SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	4,335,421	0.5
1,250,000	Thomson Reuters Intellectual Property & Science, First Lien Term Loan, 4.750%, 09/15/23	1,255,469	0.2
139,808	Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	138,061	0.0
798,315	Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	788,336	0.1
5,087,250	West Corp, Term Loan B-12, 3.934%, 06/30/23	5,120,953	0.6
		90,843,997	10.7

	Cable & Satellite Television: 5.0%
2,584,506	Charter Communications Operating, LLC, Term Loan I, 3.684%, 01/24/23	2,609,095	0.3
3,280,613	Liberty Cablevision of Puerto Rico LLC., First Lien Term Loan Facility, 4.500%, 01/07/22	3,237,043	0.4
250,000	Liberty Cablevision of Puerto Rico LLC., Second Lien Term Loan Facility, 7.750%, 07/07/23	241,406	0.0
982,265	New Wave Communications, Term Loan B with Add On, 4.750%, 04/30/20	981,651	0.1
6,993,405	RCN Cable, Term Loan B, 4.250%, 02/25/20	7,005,063	0.8

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
EUR 995,000		Numericable (YPSO France SAS), Term Loan B7 EUR, 4.684%, 04/12/23	1,067,167	0.1
2,139,250		Numericable (YPSO France SAS), Term Loan B7 USD, 5.184%, 01/08/24	2,156,364	0.3
2,960,000		SFR Group SA (Numericable), Term Loan B10 USD, 4.184%, 01/31/25	2,959,692	0.4
2,700,000	(1)	Telenet Group Holding NV, Term Loan AF, 3.934%, 01/31/25	2,698,313	0.3
1,800,000		Telesat Canada, Term Loan B, 4.684%, 11/14/23	1,807,501	0.2
2,000,000		UPC Financing Partnership, Term Loan AN, 3.934%, 08/31/24	2,011,750	0.2
EUR 965,000	(1)	UPC Financing Partnership, Term Loan AO, 3.934%, 01/15/26	1,025,935	0.1
GBP 2,750,000		Virgin Media Investment Holdings Limited, Term Loan E (GBP), 4.434%, 06/30/23	3,457,143	0.4
907,659		WaveDivision Holdings LLC,New Term Loan B, 4.000%, 10/15/19	910,836	0.1
8,000,000		Wideopenwest Finance, LLC, 2016 Term Loan B, 4.500%, 08/15/23	8,012,776	1.0
EUR 2,250,000		Ziggo N.V., Term Loan C EUR, 4.684%, 08/15/24	2,397,012	0.3
			42,578,747	5.0

		Chemicals & Plastics: 6.5%
EUR 1,250,000		Allnex S.a.r.l. (Monarch), Term Loan B-1 facility, 5.184%, 09/23/23	1,349,342	0.2
784,195		Allnex S.a.r.l. (Monarch), Term Loan B-2 Facility, 5.184%, 09/13/23	792,282	0.1
590,805		Allnex S.a.r.l. (Monarch), Term Loan B-3 Facility, 5.184%, 09/13/23	596,898	0.1
453,491		Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	453,015	0.1
6,301,572		Avantor Performance Materials, First Lien Term Loan, 6.000%, 06/21/22	6,356,711	0.7
3,158,919		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	3,179,980	0.4
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	1,001,875	0.1
2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,925,000	0.2
3,826,444		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/07/21	3,824,848	0.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
632,556	Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/07/21	632,556	0.1
4,949,823	Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	4,982,824	0.6
EUR 1,945,125	Inovyn Finance plc, Term Loan B, 4.500%, 05/05/21	2,095,040	0.2
6,000,000	Kraton Polymers LLC, Term Loan Facility, 6.000%, 01/06/22	6,044,166	0.7
2,331,033	MacDermid, Inc. (a.k.a Platform Specialty Products Corp), USD Term Loan B-4, 5.000%, 06/07/23	2,350,781	0.3
EUR 825,000	Novacap, EUR Term Loan B, 5.934%, 06/22/23	885,063	0.1
1,945,125	Omnova Solutions Inc, Term Loan B, 5.250%, 08/24/23	1,962,145	0.2
1,687,995	Orion Engineered Carbons, Term Loan B USD, 3.934%, 07/25/21	1,698,019	0.2
1,277,221	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	1,222,406	0.1
763,088	PQ Corporation, Dollar Term Loan, 5.250%, 11/04/22	768,731	0.1
2,446,550	Royal Adhesives & Sealants,First Lien Term Loan, 4.500%, 06/19/22	2,461,535	0.3
325,000	Royal Adhesives & Sealants,Second Lien Term Loan, 8.500%, 06/19/23	323,375	0.0
3,626,000	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	3,621,972	0.4
2,555,583	Styrolution Group GmbH, New USD facility, 4.750%, 09/30/21	2,574,750	0.3
2,992,268	Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	2,992,268	0.4
993,905	Zep Inc, Term Loan, 5.500%, 06/27/22	998,254	0.1
		55,093,836	6.5

	Clothing/Textiles: 0.7%
4,913,068	Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	4,956,058	0.6
673,816	Vince, LLC, Term Loan, 6.000%, 11/27/19	653,601	0.1
		5,609,659	0.7

	Conglomerates: 0.7%
2,539,682	Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	2,400,000	0.3
600,000	Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	405,000	0.0
1,620,000	ServiceMaster Company, Term Loan B, 3.434%, 11/08/23	1,621,207	0.2

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Conglomerates: (continued)
1,917,111		Waterpik, First Lien, 5.750%, 07/08/20	1,920,307	0.2
			6,346,514	0.7

		Containers & Glass Products: 3.3%
5,659,217		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	5,688,690	0.7
630,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	631,969	0.1
1,000,000		Berry Plastics Corporation, Term Loan G, 3.500%, 01/06/21	1,003,750	0.1
13,399		Constantia Flexibles, Term Loan B-1 USD, 4.000%, 04/30/22	13,449	0.0
2,443,350		Husky Injection Molding Systems, Ltd., Incremental Term Loan, 4.250%, 06/30/21	2,443,859	0.3
924,384		Milacron LLC, Term Loan, 4.250%, 09/28/20	929,560	0.1
1,040,147		Otter Products, Term Loan B, 5.750%, 06/03/20	1,006,342	0.1
1,212,750		Peacock Engineering Company, LLC, First Lien Term Loan Facility, 5.250%, 07/27/22	1,206,686	0.1
2,200,000	(1)	Proampac Intermediate Inc (f.k.a Prolampac Inc), First Lien Term Loan, 5.000%, 11/18/23	2,215,125	0.3
460,000	(1)	Proampac Intermediate Inc (f.k.a Prolampac Inc), Second Lien Term Loan, 9.500%, 11/18/24	461,150	0.0
6,773,209		Reynolds Group Holdings Inc, USD Term Loan, 4.250%, 02/05/23	6,805,151	0.8
2,659,500		SIG Combibloc Group AG, USD Term Loan, 4.000%, 03/10/22	2,669,843	0.3
EUR 3,000,000		Verallia SA, Term Loan B2, 4.500%, 08/01/22	3,221,500	0.4
			28,297,074	3.3

		Cosmetics/Toiletries: 0.5%
4,365,000		Revlon Consumer Products Corporation, Term Loan B 2016, 4.434%, 09/07/23	4,377,126	0.5

		Diversified Insurance: 7.1%
3,321,786	(1)	Acrisure, LLC, Term Loan, 5.750%, 11/15/23	3,321,786	0.4
6,917,462		Alliant Holdings, I, LLC,Term Loan B, 4.500%, 08/14/22	6,927,548	0.8
950,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	961,479	0.1
6,978,114		AmWINS Group, Inc., Term Loan, 4.750%, 09/06/19	7,024,218	0.8
5,035,267		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	5,057,820	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Diversified Insurance: (continued)
1,890,671	Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	1,908,790	0.2
2,927,912	AssuredPartners, Inc., First Lien Term Loan, 5.750%, 10/21/22	2,945,298	0.4
9,666,680	Hub International Limited, Term Loan B, 4.000%, 10/02/20	9,674,983	1.1
6,937,027	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	6,963,041	0.8
3,285,455	Sedgwick Holdings, Inc., First Lien Term Loan, 3.750%, 02/28/21	3,272,723	0.4
5,900,000	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	5,815,188	0.7
4,950,516	USI, Inc., Term Loan, 4.250%, 12/27/19	4,956,704	0.6
1,500,000	Vertafore, Inc., Term Loan B, 4.750%, 06/30/23	1,506,797	0.2
		60,336,375	7.1

	Drugs: 0.3%
966,938	Alvogen Pharma U.S., Term Loan B, 6.000%, 03/31/22	964,521	0.1
1,200,000	Horizon Pharma, Inc., Incremental term loan, 5.500%, 05/07/21	1,202,250	0.2
		2,166,771	0.3

	Ecological Services & Equipment: 1.2%
5,113,997	4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,845,512	0.6
5,244,567	ADS Waste Holdings, Inc., Term Loan B-2, 3.934%, 10/09/19	5,246,209	0.6
		10,091,721	1.2

	Electronics/Electrical: 18.5%
3,895,700	Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	3,923,702	0.5
2,632,500	Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,634,145	0.3
700,000	Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	692,417	0.1
2,698,798	Aspect Software, Inc., Exit Term Loan, 10.500%, 05/24/20	2,681,345	0.3
6,072,473	Avago Technologies (aka Broadcom), Term Loan B-3, 3.934%, 02/01/23	6,134,619	0.7
EUR 500,000	Avast Software B.V., Term Loan EUR, 4.750%, 07/18/22	539,566	0.1
4,210,000	Avast Software B.V., Term Loan USD, 5.500%, 09/30/22	4,251,574	0.5
5,931,639	BMC Software, Inc., Term Loan USD, 5.000%, 09/10/20	5,811,772	0.7
1,275,000	Cavium, Inc., Term Loan B, 3.934%, 08/15/22	1,275,765	0.1

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
4,595,775		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	4,610,137	0.5
14,755,000		Dell International LLC, Term Loan B, 4.184%, 09/07/23	14,900,248	1.7
4,110,000		Dell Software Group, Term Loan B, 7.000%, 10/31/22	4,112,569	0.5
2,192,406		ECI, Term Loan B, 5.750%, 05/28/21	2,197,887	0.3
775,000		Epicor Software Corporation, 08/16 Incremental Term Loan B, 5.000%, 06/01/22	774,516	0.1
3,456,250		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	3,455,818	0.4
508,725		Eze Castle Software, Inc., Incremental Term Loan, 4.500%, 04/04/20	509,679	0.1
980,625		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/05/21	962,647	0.1
957,295		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/06/20	957,595	0.1
8,985,817		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	9,051,530	1.1
EUR 2,000,000	(1)	Greeneden U.S. Holdings II, L.L.C., EUR Term Loan B, 6.250%, 12/07/23	2,124,999	0.2
1,155,000	(1)	Greeneden U.S. Holdings II, L.L.C., USD Term Loan, 6.250%, 11/17/23	1,161,015	0.1
5,753,054		Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	5,777,194	0.7
1,500,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	1,510,625	0.2
6,039,000		Informatica Corporation,Term Loan B, 4.500%, 08/05/22	5,917,592	0.7
3,500,000		JDA Software (f.k.a RedPrairie Corporation), Term Loan B, 4.500%, 09/22/23	3,508,386	0.4
6,200,000		Kronos Incorporated, First Lien Term Loan, 5.000%, 10/31/23	6,218,216	0.7
EUR 410,000		Linxens, Term Loan B-4 EUR, 4.684%, 10/16/22	439,970	0.0
1,339,875		Linxens,Term Loan B-1 USD, 5.000%, 10/16/22	1,343,225	0.2
2,691,306		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.684%, 05/07/21	2,721,583	0.3
1,371,563		Micron Technology, Inc., Term Loan B, 4.684%, 04/26/22	1,389,393	0.2
1,556,031		Microsemi Corporation, Term Loan B, 3.934%, 01/15/23	1,568,835	0.2
575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	550,084	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
4,050,000		ON Semiconductor Corporation, Term Loan B, 4.184%, 03/31/23	4,077,001	0.5
3,900,000		Rackspace Hosting, Term Loan B, 5.000%, 11/15/23	3,934,472	0.5
4,877,237		Riverbed Technology, Inc., First Lien Term Loan, 5.000%, 04/24/22	4,924,995	0.6
991,203		Rovi Solutions Corporation, Term Loan B, 3.934%, 07/02/21	996,159	0.1
4,909,823		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	4,552,633	0.5
6,084,750		SolarWinds Holdings, Inc., Term Loan, 5.500%, 02/05/23	6,135,138	0.7
3,170,572		SS&C Technologies Inc.,Term Loan B-1, 4.184%, 07/08/22	3,199,164	0.4
365,835		SS&C Technologies Inc.,Term Loan B-2, 4.184%, 07/08/22	369,134	0.0
2,400,000	(1)	Tessera Technologies, Term Loan B, 4.184%, 11/07/23	2,404,500	0.3
4,527,632		TTM Technologies, Term Loan B, 5.250%, 05/31/21	4,567,194	0.5
4,895,400		Veritas Technologies Corporation, USD Term Loan B-1, 6.625%, 01/29/23	4,414,021	0.5
9,177,000		Western Digital, USD Term Loan B-1, 4.684%, 04/29/23	9,295,805	1.1
4,699,091		Zebra Technologies, Term Loan B, 4.184%, 10/27/21	4,735,640	0.6
			157,314,504	18.5

		Equity REITs and REOCs: 0.7%
3,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	3,179,846	0.4
2,365,000		ESH Hospitality, Inc., Term Loan B, 3.934%, 08/25/23	2,385,448	0.3
			5,565,294	0.7

		Financial Intermediaries: 2.5%
3,666,905		Duff & Phelps, Add On Term Loan B, 4.750%, 04/23/20	3,679,501	0.4
1,965,000		Duff & Phelps, Add On Term Loan B1, 4.750%, 04/23/20	1,969,300	0.2
6,947,500		First Eagle Investment Management, Inc., Term Loan B, 4.934%, 12/01/22	6,990,922	0.8
5,356,653		LPL Holdings, Inc., Term Loan B New, 4.934%, 11/20/22	5,410,219	0.7
3,482,500		NorthStar Asset Management, Term Loan B, 4.809%, 01/31/23	3,482,500	0.4
			21,532,442	2.5

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: 4.2%
4,548,462	Advance Pierre Foods, First Lien Term Loan, 4.500%, 05/30/23	4,580,442	0.5
1,968,849	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,973,771	0.2
6,402,112	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	5,480,207	0.7
3,014,562	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	2,828,663	0.3
3,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	2,941,500	0.4
4,655,481	Hostess, First Lien Term Loan, 4.500%, 08/03/22	4,684,578	0.6
5,955,000	JBS USA, Inc. (fka Swift),Term Loan B, 4.000%, 10/30/22	5,959,913	0.7
5,365,965	Keurig Green Mountain, Inc., USD Term Loan B, 5.434%, 03/03/23	5,436,351	0.6
1,913,439	NPC International , Term Loan, 4.750%, 12/28/18	1,921,810	0.2
		35,807,235	4.2

	Food Service: 2.3%
3,716,609	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	3,668,494	0.4
2,000,000	Landry's Restaurants, Term Loan, 4.184%, 10/03/23	2,015,626	0.2
2,052,308	Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	2,086,495	0.3
1,992,303	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,967,400	0.2
6,398,626	Restaurant Brands International (F.K.A. Burger King Corporation),Term Loan B, 3.750%, 12/10/21	6,445,259	0.8
3,491,250	US Foods, Inc., Term Loan B, 4.184%, 06/30/23	3,517,124	0.4
		19,700,398	2.3

	Food/Drug Retailers: 2.3%
4,496,619	Albertsons LLC, Term Loan B-4, 4.500%, 08/15/21	4,514,043	0.5
1,520,000	Albertsons LLC, Term Loan B-6, 4.750%, 06/22/23	1,528,266	0.2
1,216,950	NBTY, Inc., USD Term Loan B, 5.000%, 05/05/23	1,219,613	0.2
2,447,538	Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,433,261	0.3
1,950,000	Smart & Final Stores, Extended Term Loan B, 4.434%, 11/15/22	1,946,648	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food/Drug Retailers: (continued)
7,452,441		Supervalu, Term Loan, 5.500%, 03/21/19	7,489,122	0.9
			19,130,953	2.3

		Forest Products: 0.2%
1,645,875		Blount International, Inc., Term Loan B USD, 7.250%, 04/12/23	1,670,563	0.2

		Health Care: 14.8%
2,282,750		Acadia, New Term Loan B, 3.934%, 02/16/23	2,289,884	0.3
1,617,611		Aegis Sciences, First Lien Term Loan, 5.500%, 02/24/21	1,500,335	0.2
7,860,562		Air Medical Group Holdings, Inc., Term Loan B, 4.250%, 04/28/22	7,801,608	0.9
997,500		ATI Physical Therapy, First Lien Term Loan, 5.500%, 05/10/23	1,004,565	0.1
1,740,000		BioClinica, First Lien Term Loan, 5.250%, 10/20/23	1,733,475	0.2
2,507,799		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	2,463,913	0.3
4,569,456		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	4,593,573	0.5
4,081,994		CHG Medical Staffing, Inc., First Lien Term Loan, 4.750%, 05/26/23	4,112,245	0.5
6,939,287		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	6,561,345	0.8
1,678,382		Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,678,382	0.2
4,337,170		Connolly / iHealth Technologies, New First Lien Term Loan B, 3.684%, 09/22/23	4,353,434	0.5
982,456		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	790,877	0.1
3,672,965		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/08/20	3,535,229	0.4
3,425,000	(1)	Envision Healthcare Corporation, Tranche C, 3.934%, 11/17/23	3,435,703	0.4
2,115,000		ExamWorks Group, Inc., First Lien Term Loan, 4.750%, 07/27/23	2,127,889	0.3
3,505,342		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,786,747	0.3
2,500,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	1,375,000	0.2
7,001,577		Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	6,922,809	0.8
2,420,000		inVentiv Health Inc., Term Loan B, 4.750%, 10/10/23	2,416,409	0.3
6,603,054		Kinetic Concepts, Inc., Dollar Term F, 5.000%, 11/01/20	6,497,405	0.8

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
700,472		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/01/21	702,223	0.1
3,262,594		Multiplan, Inc, First Lien Term Loan, 5.000%, 06/07/23	3,302,502	0.4
708,948		NAPA, First Lien Term Loan, 6.000%, 04/19/23	714,117	0.1
2,818,224		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	2,826,445	0.3
2,101,482		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,880,826	0.2
3,250,000		Patterson Medical Holdings, Inc., Upsized First Lien Term Loan, 5.750%, 08/28/22	3,221,562	0.4
4,459,721		Pharmaceutical Product Development, Inc.,Term Loan B, 4.250%, 08/18/22	4,474,586	0.5
1,991,438	(1)	Precyse, First Lien Term Loan, 6.500%, 10/20/22	2,010,107	0.2
1,150,000		Press Ganey, First Lien Term Loan, 4.250%, 10/01/23	1,152,875	0.1
225,000		Press Ganey, Second Lien Term Loan, 8.250%, 10/01/24	228,938	0.0
3,192,000		Prospect Medical Holdings, Inc., Term Loan B, 7.000%, 07/01/22	3,152,100	0.4
2,288,500		Quorum Health, Term Loan B, 6.750%, 04/29/22	2,209,357	0.3
2,901,238		Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	2,898,821	0.3
2,089,500		Select Medical Corporation, Series F Tranche B, 6.000%, 03/03/21	2,110,395	0.2
5,228,097		Sivantos (Siemens Audiology),Term Loan B USD, 4.250%, 01/17/22	5,273,843	0.6
4,875,750		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	4,869,533	0.6
5,765,444		Surgery Center Holdings, Inc., First Lien Term Loan, 4.750%, 11/03/20	5,769,047	0.7
6,952,487		U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 12/30/22	6,535,338	0.8
2,790,797		Valeant Pharmaceuticals International, Inc., First Lien Term Loan, 5.684%, 04/01/22	2,767,424	0.3
1,891,684		Vizient, Inc., Term Loan B-2, 5.000%, 02/11/23	1,905,576	0.2
			125,986,442	14.8

		Home Furnishings: 1.6%
1,910,213		ADT fka Protection One, Inc., ADT First Lien Term Loan B-1, 4.750%, 05/02/22	1,926,927	0.2
3,299,063		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	3,312,466	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Home Furnishings: (continued)
906,805		Hunter Fan Company, First Lien Term Loan, 6.500%, 12/20/17	905,672	0.1
7,100,000	(1)	Serta Simmons Bedding, LLC, First Lien Term Loan, 4.500%, 10/20/23	7,083,521	0.9
			13,228,586	1.6

		Industrial Equipment: 4.3%
2,256,452		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,021,404	0.2
5,419,581		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	5,349,576	0.6
901,666		CeramTec GmbH, Dollar Term Loan B-1, 4.250%, 08/30/20	907,020	0.1
102,143		CeramTec GmbH, Dollar Term Loan B-2, 4.250%, 08/30/20	103,654	0.0
272,860		CeramTec GmbH, Dollar Term Loan B-3, 4.250%, 08/30/20	274,480	0.0
4,342,796		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	4,310,225	0.5
1,877,023		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	1,880,543	0.2
661,250		Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	663,041	0.1
6,069,817		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,903,845	0.7
1,200,000		Global Brass and Copper, Inc., Term Loan B, 5.250%, 06/30/23	1,206,720	0.2
1,259,078		Kenan Advantage Group, Inc.,Term Loan B, 4.000%, 07/31/22	1,257,307	0.2
386,637		Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.000%, 07/31/22	386,093	0.1
841,593		MKS Instruments, Term Loan B, 4.434%, 04/29/23	847,906	0.1
6,685,867		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	6,706,760	0.8
4,521,000	(1)	Vertiv, Term Loan B, 6.000%, 09/29/23	4,485,207	0.5
			36,303,781	4.3

		Leisure Goods/Activities/Movies: 4.3%
7,331,250		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	7,129,641	0.8
650,000		Cirque Du Soleil,Second Lien Term Loan, 9.250%, 07/10/23	632,937	0.1
5,749,027		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	5,782,562	0.7

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Goods/Activities/Movies: (continued)
1,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,007,188	0.1
2,222,116	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	2,238,319	0.3
8,273,152	Fitness International, LLC., Term Loan B, 6.000%, 07/01/20	8,286,595	1.0
1,741,184	Life Time Fitness, Upsized Term Loan B, 4.250%, 06/10/22	1,744,177	0.2
2,035,714	NEP/NCP Holdco, Inc., Second Lien, 10.000%, 07/22/20	2,045,893	0.2
4,757,610	NEP/NCP Holdco, Inc., Term Loan B with Add-On, 4.500%, 01/22/20	4,750,179	0.6
1,775,000	UFC Holdings (fka Zuffa), First Lien Term Loan, 5.000%, 08/04/23	1,790,347	0.2
1,260,000	Winnebago, Term Loan B, 5.500%, 11/08/23	1,260,000	0.1
		36,667,838	4.3

	Lodging & Casinos: 5.5%
9,798,591	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	9,813,289	1.1
939,772	American Casino and Entertainment Properties LLC,Term Loan, 4.750%, 07/07/22	945,058	0.1
5,122,307	Aristocrat Leisure Limited, Term Loan B, 3.684%, 10/20/21	5,158,163	0.6
5,857,203	CityCenter Holdings, LLC, Term Loan, 4.250%, 10/16/20	5,910,287	0.7
839,375	Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	845,139	0.1
1,916,706	Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	1,862,799	0.2
1,387,594	Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,403,639	0.2
3,237,719	Golden Nugget, Inc., Term Loan, 4.500%, 11/21/19	3,275,156	0.4
794,000	Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	786,060	0.1
2,428,164	La Quinta, First Lien Term Loan, 3.750%, 04/14/21	2,419,956	0.3
4,322,272	Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	4,368,196	0.5
1,965,000	Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,983,882	0.2
4,788,000	Station Casinos LLC, Term Loan, 3.934%, 06/01/23	4,819,112	0.6

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
3,467,541		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	3,493,114	0.4
			47,083,850	5.5

		Nonferrous Metals/Minerals: 0.7%
3,953,213		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	3,795,084	0.5
1,975,000		Novelis Inc.,Term Loan B, 4.184%, 06/02/22	1,981,583	0.2
			5,776,667	0.7

		Oil & Gas: 2.4%
2,074,391		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	2,001,787	0.2
2,416,471		Energy Transfer Equity, L.P., New Term Loan, 4.184%, 12/02/19	2,423,159	0.3
5,158,935		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	3,082,464	0.4
6,576,600		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/18/20	4,839,279	0.6
4,472,931		MEG Energy Corp., Term Loan, 3.750%, 03/31/20	4,196,728	0.5
1,991,670	(1)	Seventy Seven Energy Inc., Term Loan, 3.934%, 06/25/20	1,817,399	0.2
1,989,822		Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/04/21	1,558,693	0.2
372,228		Southcross Holdings L.P., Exit Term Loan, 0.934%, 04/13/23	286,616	0.0
			20,206,125	2.4

		Property & Casualty Insurance: 0.3%
2,500,000	(1)	BroadStreet Partners, Inc., Term Loan B, 5.250%, 11/08/23	2,506,250	0.3

		Publishing: 1.6%
3,391,500		Cengage Learning Acquisition, Inc., Term Loan B, 5.250%, 05/31/23	3,269,769	0.4
2,992,500		McGraw Hill Global Education, Term Loan B, 5.000%, 05/04/22	2,968,186	0.3
3,355,013		Merrill Communications, LLC,New First Lien Term Loan, 6.250%, 06/01/22	3,204,037	0.4
1,281,637		Nelson Canada, 10% Reinstated First Lien Term Loan, 0.934%, 10/01/20	672,860	0.1
3,878,612		Tribune Company,Term Loan B, 3.934%, 12/31/20	3,900,398	0.4
			14,015,250	1.6

		Radio & Television: 4.5%
2,489,623		CBS Radio, Inc., Term Loan B, 4.500%, 10/10/23	2,507,518	0.3
5,122,611		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	3,115,188	0.4

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Radio & Television: (continued)
6,921,330		iHeartCommunications, Inc., Term Loan E, 8.434%, 07/30/19	5,364,031	0.6
2,533,787		Learfield Communications, Inc, First Lien Term Loan, 6.816%, 10/09/20	2,544,872	0.3
4,800,000	(1)	Lions Gate Entertainment Corp, New Term Loan B, 3.934%, 10/15/23	4,802,002	0.6
2,710,944		Media General, Inc., Delayed Draw Term Loan B, 4.000%, 07/31/20	2,714,817	0.3
320,727	(1)	Nexstar Broadcasting, Inc., New Term Loan B - Mission, 3.934%, 09/30/23	322,503	0.0
3,599,273	(1)	Nexstar Broadcasting, Inc., New Term Loan B - Nexstar, 3.934%, 09/30/23	3,619,198	0.4
1,563,333		Salem Communications Corporation, Term Loan B, 4.500%, 03/13/20	1,530,113	0.2
4,519,927		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	4,525,576	0.5
7,162,959		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	7,172,406	0.9
			38,218,224	4.5

		Retailers (Except Food & Drug): 11.7%
1,417,375		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/09/21	1,396,115	0.2
6,484,309		Academy Ltd.,Term Loan, 5.000%, 07/01/22	6,004,068	0.7
EUR 3,729,551		Action Holding B.V., Term Loan B, 5.434%, 02/15/22	4,007,114	0.5
5,543,520		Ascena Retail Group, Inc.,Term Loan B, 5.434%, 08/21/22	5,398,003	0.6
1,475,000	(1)	Bass Pro Group, LLC, Asset Sale Facility, 5.684%, 10/01/18	1,480,531	0.2
4,957,242		Bass Pro Group, LLC, Term Loan B, 4.184%, 06/05/20	4,939,396	0.6
4,466,250		Belk, First Lien Term Loan, 5.750%, 12/12/22	3,986,128	0.5
8,366,265		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,385,089	1.0
3,980,947		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	3,992,889	0.5
5,621,750		FullBeauty Brands (fka OneStopPlus), First Lien Term Loan, 5.750%, 10/14/22	5,242,282	0.6
5,565,985		Harbor Freight Tools USA, Inc., Term Loan B, 4.184%, 08/15/23	5,616,179	0.6
1,152,074		Hudson's Bay Company,Term Loan B, 4.250%, 09/30/22	1,162,155	0.1
2,554,189		J. Crew, Term Loan B, 4.000%, 03/05/21	1,658,095	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
4,860,000		Jo-Ann Stores, Inc., Term Loan B, 6.000%, 10/15/23	4,841,775	0.6
1,989,796		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	1,517,219	0.2
2,795,000		Leslies Poolmart, Inc., Term Loan B, 5.500%, 08/16/23	2,815,381	0.3
4,932,420		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	4,883,057	0.6
6,664,468		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	6,072,163	0.7
4,186,202		Party City Holdings Inc, Term Loan B, 3.934%, 08/11/22	4,204,144	0.5
5,756,500		Petco Animal Supplies, Inc., Term Loan B1, 5.000%, 01/26/23	5,806,869	0.7
12,814,950		PetSmart, Inc., Term Loan B, 4.000%, 03/11/22	12,866,645	1.5
984,772		rue21 inc., Term Loan B, 5.625%, 10/09/20	433,300	0.0
3,174,794		Savers, Term Loan B, 5.000%, 07/09/19	2,955,203	0.3
			99,663,800	11.7

		Surface Transport: 1.4%
2,164,525		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	2,137,469	0.3
4,514,450		Navistar Inc.,Term Loan B, 6.500%, 08/07/20	4,557,477	0.5
1,650,077		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	1,610,887	0.2
1,191,000		Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	1,128,472	0.1
2,532,357		XPO Logistics, Term Loan B, 4.250%, 10/31/21	2,562,112	0.3
			11,996,417	1.4

		Telecommunications: 9.7%
EUR 1,856,297		Altice International S.A., 2023 EUR Term Loan B, 4.000%, 06/09/23	1,998,874	0.2
3,350,202		Aricent Group, 2015 Upsized First Lien Term Loan, 5.500%, 04/14/21	3,124,063	0.4
1,018,418		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	1,024,783	0.1
4,900,000	(1)	Asurion, LLC, Incremental Tranche B-5 Term Loan, 4.750%, 11/03/23	4,940,577	0.6
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 03/03/21	1,764,219	0.2
6,679,741		Asurion, LLC,Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	6,731,509	0.8
3,364,262		Avaya Inc., Term Loan B-6, 6.500%, 03/31/18	2,964,056	0.3
7,608,241		Avaya Inc., Term Loan B-7, 6.250%, 05/29/20	6,573,999	0.8
1,881,000		CommScope, Inc., Tranche 5 Term Loan, 3.684%, 10/18/22	1,893,909	0.2

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
9,973,750	Communications Sales & Leasing, Inc., Term Loan B, 4.500%, 10/24/22	10,039,826	1.2
3,220,000	Consolidated Communications, Inc., Term Loan B, 4.000%, 10/04/23	3,246,832	0.4
559,971	Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	544,572	0.1
2,041,752	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	2,015,379	0.2
1,700,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,653,250	0.2
3,109,430	Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 06/06/19	3,131,131	0.4
3,500,000	Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.684%, 05/31/22	3,521,511	0.4
2,300,000	Level 3 Financing, Inc., Term Loan B-4, 4.000%, 01/15/20	2,320,484	0.3
4,696,892	Lightower Fiber Networks, First Lien Term Loan, 4.184%, 04/13/20	4,708,616	0.6
4,937,003	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	4,463,362	0.5
5,816,175	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/25/20	5,748,928	0.7
4,232,500	Windstream Corporation, Term Loan B-6, 4.934%, 03/29/21	4,254,987	0.5
2,859,243	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,866,391	0.3
2,737,695	Zayo Group, LLC, Term Loan B, 3.750%, 05/06/21	2,750,242	0.3
		82,281,500	9.7

	Utilities: 3.6%
1,985,000	Aclara Technologies LLC, Term Loan, 6.750%, 08/15/23	2,009,813	0.2
2,979,987	Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	3,003,455	0.4
950,000	Dayton Power and Light Company, Term Loan, 4.184%, 08/30/22	958,906	0.1
5,425,000	Dynegy Inc., Term Loan C, 5.000%, 06/30/23	5,460,604	0.6
2,377,243	TPF II Power, LLC, Term Loan, 5.000%, 09/30/21	2,390,615	0.3
2,134,403	Linden Power Complex, Term Loan, 5.250%, 06/15/23	2,160,639	0.3
2,419,375	Longview Power, LLC, Term Loan, 7.000%, 04/13/21	2,141,147	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
2,360,000	MRP Generation Holdings, LLC (fka TPF Generation Holdings, LLC), Term Loan, 8.000%, 09/30/22	2,295,100	0.3
1,588,000	RISEC, Term Loan, 5.750%, 12/19/22	1,580,060	0.2
1,974,000	Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,939,455	0.2
5,292,857	Texas Competitive Electric Holdings Company LLC, Term Loan B, 5.000%, 08/04/23	5,337,518	0.6
1,207,143	Texas Competitive Electric Holdings Company LLC, Term Loan C, 5.000%, 08/04/23	1,217,329	0.1
		30,494,641	3.6

	Total Senior Loans
	(Cost $1,225,598,517)	1,209,060,738	142.3

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.6%
154	@	AR Broadcasting (Warrants)	–	0.0
888,534	@,R	Ascend Media (Residual Interest)	–	0.0
3,160		Caribe Media Inc.	–	0.0
178,416	@	Cengage Learning	3,360,108	0.4
60,946	@	Everyware Global, Inc.	479,950	0.1
291	@,R	Lincoln Paper & Tissue, LLC	–	0.0
5,933,579	@,R	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	–	0.0
205,396	@	Longview Power, LLC	537,521	0.1
75,853	@	Millennium Health LLC	123,261	0.0
209,262		Nelson Education Ltd.	18,834	0.0
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
407	@	Southcross Holdings G.P.	–	0.0
407	@	Southcross Holdings L.P. Class A	144,485	0.0
	Total Equities and Other Assets
	(Cost $9,241,741)		4,664,159	0.6

	Total Long-Term Investments
	(Cost $1,234,840,258)		1,213,724,897	142.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Loans: 0.5%
1,030,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/30/17	1,036,437	0.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Loans: (continued)
3,632,201	Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,601,934	0.4
		4,638,371	0.5

	Total Short-Term Investments
	(Cost $4,660,587)	4,638,371	0.5

	Total Investments (Cost $1,239,500,845)	$1,218,363,268	143.4
	Liabilities in Excess of Other Assets	(368,611,032)	(43.4)
	Net Assets	$849,752,236	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $1,239,533,439.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,552,385
Gross Unrealized Depreciation	(29,722,556)

Net Unrealized Depreciation	$(21,170,171)

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Senior Loans	$–	$1,209,060,738	$–	$1,209,060,738
Equities and Other Assets	–	4,664,159	–	4,664,159
Short-Term Investments	–	4,638,371	–	4,638,371
Total Investments, at fair value	$–	$1,218,363,268	$–	$1,218,363,268
Other Financial Instruments+
Forward Foreign Currency Contracts	–	67,986	–	67,986
Total Assets	$–	$1,218,431,254	$–	$1,218,431,254
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$–	$(165)	$–	$(165)
Forward Foreign Currency Contracts	–	(26,270)	–	(26,270)
Total Liabilities	$–	$(26,435)	$–	$(26,435)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2016, the following forward foreign currency contracts were outstanding for the Voya Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank and Trust Co.	EU Euro	22,536,000	Sell	12/22/16	$23,978,191	$23,910,205	$67,986
State Street Bank and Trust Co.	British Pound	2,733,500	Sell	12/22/16	3,395,961	3,422,231	(26,270)
							$41,716

The following unfunded commitments were outstanding as of November 30, 2016:

Borrower	Principal Amount	Unrealized Appreciation/(Depreciation)
Kenan Advantage Group, Inc.	$88,245	$(165)

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2016 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Asset Derivatives

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$67,986
Total Asset Derivatives		$67,986

Liability Derivatives

Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$26,270
Total Liability Derivatives		$26,270

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2016:

State Street Bank and Trust Co.
Assets:
Forward foreign currrency contracts	$67,986
Total Assets	$67,986

Liabilities:
Forward foreign currency contracts	$26,270
Total Liabilities	$26,270

Net OTC derivative instruments by counterparty, at fair value	$41,716

Total collateral pledged by the Trust/(Received from counterparty)	$-

Net Exposure(1)	$41,716

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2017